Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2023	Apr. 01, 2022	Jan. 16, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our Named Executive Officers for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

									Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (David Peacock) ($)	Summary Compensation Table Total for PEO (Jill Griffin) ($)	Summary Compensation Table Total for PEO (Tanya Domier) ($)	Compensation Actually Paid to PEO (David Peacock) ($)(1)(4)	Compensation Actually Paid to PEO (Jill Griffin) ($)(2)(4)	Compensation Actually Paid to PEO (Tanya Domier) ($)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income ($ in thousands)	Adjusted EBITDA(6) ($ in thousands)
2023	15,780,735	2,570,265	653,997	24,446,629	1,303,890	479,509	2,317,434	3,606,125	165	97	(60,318)	424,347
2022	—	7,540,376	7,605,766	—	669,792	(717,974)	4,905,643	1,690,808	26	97	(1,377,292)	435,995
2021	—	—	10,330,444	—	—	6,176,582	5,791,592	3,533,727	60	116	57,549	521,178
2020	—	—	14,074,523	—		14,074,523	6,834,475	6,555,725	127	108	(175,070)	487,175

(1)
David Peacock has served as Chief Executive Officer of the Company since February 1, 2023.
(2)
Jill Griffin served as Chief Executive Officer of the Company from the period between April 1, 2022 and January 16, 2023.
(3)
Tanya Domier resigned as Chief Executive Officer of the Company, and was appointed Executive Chair, on April 1, 2022. In addition, Ms. Domier served as interim Principal Executive Officer during the period between January 16, 223 and February 1, 2023.
(4)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non‑PEO NEOs
2023	David Peacock, Jill Griffin and Tanya Domier	Christopher Growe, Jack Pestello, Michael Taylor, Andrea Young, and Brian Stevens
2022	Jill Griffin and Tanya Domier	Brian Stevens
2021	Tanya Domier	Jill Griffin and Brian Stevens
2020	Tanya Domier	Jill Griffin and Brian Stevens

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEOs and our non-PEO NEOs for each applicable fiscal year and the Options Exercised and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2023.

Compensation actually paid to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022			2023
Adjustments	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Jill Griffin)	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (David Peacock)	PEO (Jill Griffin)	PEO (Tanya Domier)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$(278,750)	$(8,731,750)	$(4,832,125)	$(6,498,060)	$(6,499,995)	$(3,899,993)	$(11,764,995)	$(175,548)	$—	$(1,129,406)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	4,577,888	2,574,260	1,092,121	657,265	1,771,678	17,430,890	—	—	2,640,420
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	2,999,999	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	—	(1,449,301)	(2,380,699)	(1,078,051)	—	1,396	93,557	87,203
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	—	(15,344)	(100,311)	(8,469)	—	36,071	(268,045)	(21,812)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—	(1,128,294)	—	(349,620)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—	61,906
TOTAL ADJUSTMENTS	$—	$(278,750)	$(4,153,862)	$(2,257,865)	$(6,870,584)	$(8,323,740)	$(3,214,835)	$8,665,894	$(1,266,375)	$(174,488)	$1,288,691

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year‑end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year‑end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year‑end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10‑K for the fiscal year ended December 31, 2023 and prior fiscal years.

(5)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR (the “Peer Group TSR”) of the S&P Consumer Staples Select Sector Index (the “Peer Group”) through December 31, 2020, 2021, 2022 and 2023. The table assumes $100 was invested at the market close on October 29, 2020, which was the first day our Class A common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends.
(6)
The Company selected Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO(s) and the remaining Named Executive Officers. See Annex A in this proxy statement for a reconciliation of Adjusted EBITDA, a non-GAAP measure, to the most directly comparable GAAP measure.

Company Selected Measure Name					Adjusted EBITDA(6
Named Executive Officers, Footnote
(1)
David Peacock has served as Chief Executive Officer of the Company since February 1, 2023.
(2)
Jill Griffin served as Chief Executive Officer of the Company from the period between April 1, 2022 and January 16, 2023.
(3)
Tanya Domier resigned as Chief Executive Officer of the Company, and was appointed Executive Chair, on April 1, 2022. In addition, Ms. Domier served as interim Principal Executive Officer during the period between January 16, 223 and February 1, 2023.
(4)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non‑PEO NEOs
2023	David Peacock, Jill Griffin and Tanya Domier	Christopher Growe, Jack Pestello, Michael Taylor, Andrea Young, and Brian Stevens
2022	Jill Griffin and Tanya Domier	Brian Stevens
2021	Tanya Domier	Jill Griffin and Brian Stevens
2020	Tanya Domier	Jill Griffin and Brian Stevens

Peer Group Issuers, Footnote					For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR (the “Peer Group TSR”) of the S&P Consumer Staples Select Sector Index (the “Peer Group”) through December 31, 2020, 2021, 2022 and 2023.
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022			2023
Adjustments	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Jill Griffin)	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (David Peacock)	PEO (Jill Griffin)	PEO (Tanya Domier)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$(278,750)	$(8,731,750)	$(4,832,125)	$(6,498,060)	$(6,499,995)	$(3,899,993)	$(11,764,995)	$(175,548)	$—	$(1,129,406)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	4,577,888	2,574,260	1,092,121	657,265	1,771,678	17,430,890	—	—	2,640,420
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—	2,999,999	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	—	(1,449,301)	(2,380,699)	(1,078,051)	—	1,396	93,557	87,203
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	—	(15,344)	(100,311)	(8,469)	—	36,071	(268,045)	(21,812)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—	(1,128,294)	—	(349,620)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—	61,906
TOTAL ADJUSTMENTS	$—	$(278,750)	$(4,153,862)	$(2,257,865)	$(6,870,584)	$(8,323,740)	$(3,214,835)	$8,665,894	$(1,266,375)	$(174,488)	$1,288,691

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year‑end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year‑end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year‑end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10‑K for the fiscal year ended December 31, 2023 and prior fiscal years.

(5)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR (the “Peer Group TSR”) of the S&P Consumer Staples Select Sector Index (the “Peer Group”) through December 31, 2020, 2021, 2022 and 2023. The table assumes $100 was invested at the market close on October 29, 2020, which was the first day our Class A common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends.
(6)
The Company selected Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO(s) and the remaining Named Executive Officers. See Annex A in this proxy statement for a reconciliation of Adjusted EBITDA, a non-GAAP measure, to the most directly comparable GAAP measure.

Non-PEO NEO Average Total Compensation Amount					$ 2,317,434	$ 4,905,643	$ 5,791,592	$ 6,834,475
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,606,125	1,690,808	3,533,727	6,555,725
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

We believe the following performance measures represent important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2023:

•
Revenues (as adjusted for Impact of Transactions); and
•
Adjusted EBITDA (as adjusted for Impact of Transactions).

Total Shareholder Return Amount					$ 165	26	60	127
Peer Group Total Shareholder Return Amount					97	97	116	108
Net Income (Loss)					$ (60,318,000)	$ (1,377,292,000)	$ 57,549,000	$ (175,070,000)
Company Selected Measure Amount					424,347,000	435,995,000	521,178,000	487,175,000
PEO Name	Tanya Domier	Tanya Domier	Jill Griffin	David Peacock			Tanya Domier	Tanya Domier
Measure:: 1
Pay vs Performance Disclosure
Name					Revenues (as adjusted for Impact of Transactions)
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA (as adjusted for Impact of Transactions).
David Peacock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 15,780,735	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount					24,446,629	0	0	0
Jill Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,570,265	7,540,376	0	0
PEO Actually Paid Compensation Amount					1,303,890	669,792	0
Tanya Domier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					653,997	7,605,766	10,330,444	14,074,523
PEO Actually Paid Compensation Amount					479,509	(717,974)	6,176,582	14,074,523
PEO | David Peacock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,665,894
PEO | David Peacock [Member] | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,764,995)
PEO | David Peacock [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,430,890
PEO | David Peacock [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,999,999
PEO | David Peacock [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David Peacock [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David Peacock [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David Peacock [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David Peacock [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jill Griffin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,266,375)	(6,870,584)
PEO | Jill Griffin [Member] | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(175,548)	(6,498,060)
PEO | Jill Griffin [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	1,092,121
PEO | Jill Griffin [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Jill Griffin [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,396	(1,449,301)
PEO | Jill Griffin [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					36,071	(15,344)
PEO | Jill Griffin [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,128,294)	0
PEO | Jill Griffin [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Jill Griffin [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Tanya Domier [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(174,488)	(8,323,740)	(4,153,862)	0
PEO | Tanya Domier [Member] | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(6,499,995)	(8,731,750)	0
PEO | Tanya Domier [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	657,265	4,577,888	0
PEO | Tanya Domier [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Tanya Domier [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					93,557	(2,380,699)	0	0
PEO | Tanya Domier [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(268,045)	(100,311)	0	0
PEO | Tanya Domier [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Tanya Domier [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Tanya Domier [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,288,691	(3,214,835)	(2,257,865)	(278,750)
Non-PEO NEO | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,129,406)	(3,899,993)	(4,832,125)	(278,750)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,640,420	1,771,678	2,574,260	0
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					87,203	(1,078,051)	0	0
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(21,812)	(8,469)	0	0
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(349,620)	0	0	0
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
Non-PEO NEO | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 61,906	$ 0	$ 0	$ 0